Income taxes - Income Tax Expense (Recovery) Reconciliation Canada (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Income Tax [Abstract]
Income tax recovery at the statutory tax rate	$ (34,486)	$ (15,004)
Impact of rate differential of foreign jurisdiction	1,570	386
Non-deductible stock-based compensation and related costs	9,257	2,049
Acquisition-related compensation and transaction costs	5,080	3,222
Other non-deductible expenses (credits) and non-taxable amounts	590	431
Changes in unrecognized benefits of deferred tax assets	11,403	3,797
Impact of foreign exchange and other	794	2,009
Total income tax recovery	$ (5,792)	$ (3,110)